                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22152

                        Oppenheimer Transition 2025 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 11/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2025 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                        Shares      Value
                                                       -------   -----------
INVESTMENT COMPANIES--99.3%(1)
FIXED INCOME FUNDS--17.6%
Oppenheimer Champion Income Fund, Cl. Y                321,307   $   607,270
Oppenheimer Core Bond Fund, Cl. Y                      576,030     3,767,233
Oppenheimer International Bond Fund, Cl. Y             359,463     2,325,725
Oppenheimer Limited-Term Government Fund, Cl. Y        267,629     2,523,741
                                                                 -----------
                                                                   9,223,969
GLOBAL EQUITY FUNDS--34.4%
Oppenheimer Developing Markets Fund, Cl. Y              85,103     2,856,892
Oppenheimer International Growth Fund, Cl. Y           370,869     9,535,036
Oppenheimer International Small Company Fund, Cl. Y     42,608     1,032,386
Oppenheimer Quest International Value Fund, Cl. Y      289,591     4,549,478
                                                                 -----------
                                                                  17,973,792
MONEY MARKET FUND--1.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.21%(2)                                            730,059       730,059
U.S. EQUITY FUNDS--45.9%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)        202,261     8,721,502
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y   167,774     3,384,002
Oppenheimer Value Fund, Cl. Y                          572,119    11,934,411
                                                                 -----------
                                                                  24,039,915
TOTAL INVESTMENTS, AT VALUE (COST $45,696,252)            99.3%   51,967,735
Other Assets Net of Liabilities                            0.7       367,491
                                                       -------   -----------
Net Assets                                               100.0%  $52,335,226
                                                       =======   ===========


                      1 | Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2025 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

Footnotes to Statement of Investments

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                  SHARES
                                                       FEBRUARY      GROSS         GROSS       NOVEMBER
                                                       28, 2010    ADDITIONS     REDUCTIONS    30, 2010
                                                       --------   -----------   -----------   ---------
Oppenheimer Capital Appreciation Fund, Cl. Y            127,224       103,903        28,866     202,261
Oppenheimer Champion Income Fund, Cl. Y                      --       347,636        26,329     321,307
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                          435,299       181,128       616,427          --
Oppenheimer Core Bond Fund, Cl. Y                       375,700       334,274       133,944     576,030
Oppenheimer Developing Markets Fund, Cl. Y               53,211        41,883         9,991      85,103
Oppenheimer Discovery Fund, Cl. Y                        63,492        24,122        87,614          --
Oppenheimer Institutional Money Market Fund, Cl. E       94,495    11,457,908    10,822,344     730,059
Oppenheimer International Bond Fund, Cl. Y                   --       388,919        29,456     359,463
Oppenheimer International Growth Fund, Cl. Y             58,126       343,652        30,909     370,869
Oppenheimer International Small Company Fund,
   Cl. Y                                                     --        45,882         3,274      42,608
Oppenheimer Limited-Term Government Fund, Cl. Y         123,297       168,200        23,868     267,629
Oppenheimer Main Street Fund, Cl. Y                     102,845        41,189       144,034          --
Oppenheimer Main Street Small- & Mid-Cap Fund,
   Cl. Y (formerly Oppenheimer Main Street Small
   Cap Fund)                                                 --       181,628        13,854     167,774
Oppenheimer Quest International Value Fund, Cl. Y        93,435       221,053        24,897     289,591
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y         136,589        54,283       190,872          --
Oppenheimer Value Fund, Cl. Y                           245,223       376,424        49,528     572,119

                                                                                            REALIZED
                                                                                              GAIN
                                                                        VALUE     INCOME     (LOSS)
                                                                  -----------   --------   ---------
Oppenheimer Capital Appreciation Fund, Cl. Y                      $ 8,721,502   $     --   $(108,480)
Oppenheimer Champion Income Fund, Cl. Y                               607,270     18,480         (67)
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                                             --         --     (95,783)
Oppenheimer Core Bond Fund, Cl. Y                                   3,767,233    118,076     (32,205)
Oppenheimer Developing Markets Fund, Cl. Y                          2,856,892         --      (8,954)
Oppenheimer Discovery Fund, Cl. Y                                          --         --     308,874
Oppenheimer Institutional Money Market Fund, Cl. E                    730,059        840          --
Oppenheimer International Bond Fund, Cl. Y                          2,325,725     36,676        (689)
Oppenheimer International Growth Fund, Cl. Y                        9,535,036         --     (24,999)
Oppenheimer International Small Company Fund,
   Cl. Y                                                            1,032,386         --        (426)
Oppenheimer Limited-Term Government Fund, Cl. Y                     2,523,741     41,892         (63)
Oppenheimer Main Street Fund, Cl. Y                                        --         --     197,534
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y
   (formerly Oppenheimer Main Street Small Cap Fund)                3,384,002         --      (4,328)
Oppenheimer Quest International Value Fund, Cl. Y                   4,549,478         --     (16,834)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                            --         --     517,294
Oppenheimer Value Fund, Cl. Y                                      11,934,411         --     (61,780)
                                                                  -----------   --------   ---------
                                                                  $51,967,735   $215,964   $ 669,094
                                                                  ===========   ========   =========

(2.) Rate shown is the 7-day yield as of November 30, 2010.

(3.) Non-income producing security.


                      2 | Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2025 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2010 based on valuation input level:

                          LEVEL 1--                         LEVEL 3--
                          UNADJUSTED       LEVEL 2--        SIGNIFICANT
                            QUOTED     OTHER SIGNIFICANT   UNOBSERVABLE
                            PRICES     OBSERVABLE INPUTS      INPUTS         VALUE
                         -----------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies     $51,967,735          $--               $--       $51,967,735
                         -----------          ---               ---       -----------
Total Assets             $51,967,735          $--               $--       $51,967,735
                         -----------          ---               ---       -----------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.


                      3 | Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2025 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $46,849,732
                                 ===========
Gross unrealized appreciation    $ 5,118,003
Gross unrealized depreciation             --
                                 -----------
Net unrealized appreciation      $ 5,118,003
                                 ===========


                      4 | Oppenheimer Transition 2025 Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2025 Fund


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 01/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 01/11/2011


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/11/2011